Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Statutory Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the United States statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2022, 2021, and 2020 is as follows for the years indicated:

	December 31, 2022	December 31, 2021	December 31, 2020
Federal Statutory rate	21.00%	21%	21%
Noncontrolling interests/effect of pass-through entities	-20.70%	-21%	-21%
Valuation allowance	-0.40%	0%	0%
Other	0.10%	0%	0%
Effective Income tax rate	0.00%	0%	0%

Schedule of Company's Deferred Tax Assets and Liabilities

Details of the Company’s deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows for the years indicated:

	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$423	53
Investment in MSP Recovery, LLC	38,263	—
Start-up Costs	917	804
Transaction Costs	3,224	—
Total deferred tax assets	42,827	857
Valuation Allowance	-42,827	-857
Total Deferred tax assets (liability)	$—	—